Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Harbor Diversified International All Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Diversified International All Cap Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year, restated to reflect current fees.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Principal Style Characteristics: Foreign companies selected for long-term growth potential

The Fund invests primarily (no less than 65% of its total assets) in common and preferred stocks of foreign companies, including those located in emerging market countries.

The Subadviser’s investment strategy focuses on identifying attractive long-term investment opportunities that can arise as a result of certain capital cycle, or supply-side, conditions. Capital cycle investing is based on the concept that the prospect of high returns will attract excessive capital and competition, and vice versa. The assessments of how management responds to the forces of the capital cycle through their capital allocation strategy and how they are incentivised are both critical to the investment outcome. While capital cycles are often observed at an industry level, particularly where the investment merits of an individual business are influenced by the rationality of actors within a given competitive ecosystem, they are first identified through bottom-up analysis at the company level. The Subadviser broadly characterizes investments within two opposite points of the capital cycle:
  High Return Phase: Investments in the top half of the capital cycle, where high rates of return within a business and/or industry are being attained, are often characterized as having some sort of intrinsic pricing power that allow them to fend off competition and excess capital that would otherwise be drawn to the prospects of high returns. These types of investments can also be characterized as having a consolidated industry market structure with high barriers to entry.
  Depressed Return Phase: Investments in the bottom half of the capital cycle, where rates of return have fallen to or below the cost of capital and where capital is being repelled as a result, are often characterized as contrarian, deep value investments where an improvement in the economic returns of a business are not accurately discounted by the broad market. A consolidating market structure, where supply and competition are removed, or a radical shift in management strategy, are often conditions leading to these types of investments.
The Subadviser uses fundamental, bottom-up qualitative analysis to evaluate businesses and the industry within which they operate. Research meetings with company management represent the majority of analytical effort conducted by the Subadviser. Business attributes that the Subadviser finds attractive include companies that:
  Deploy capital effectively and efficiently
  Have high insider ownership and/or where company management are appropriately incentivised to focus on long-term results
  Operate in a monopolistic, oligopolistic or consolidating industry
  Show improving or high and sustainable returns on invested capital
  Generate attractive or improving free-cash-flow
Given the contrarian and long-term nature of the capital cycle, the Subadviser’s investment strategy tends to result in a portfolio of investments that can differ significantly from the Fund’s benchmark index, with average holding periods of seven years or more for individual company investments.

		The Subadviser allocates responsibility for sourcing investment opportunities among its portfolio managers by regions of the world, with different portfolio managers responsible for each of Europe, Japan, the Pacific Basin and emerging markets, and North America. Regional allocations are determined by Mr. Ostrer and Mr. Arah, with input from the respective regionally-focused portfolio managers. Shifts in regional weightings have historically been the slowest evolving component of the Subadviser’s overall portfolio construction. All of the portfolio managers employ the capital cycle approach to investing across their respective regions in order to identify individual companies for investment. The investment ideas generated across each of the four regions are then combined into the Fund’s overall portfolio. This results in a portfolio that generally maintains investment in between 250 and 350 companies. While inherently diversified, a bias towards smaller and mid cap businesses in niche industries, coupled with a particularly long holding period, result in a portfolio that is significantly differentiated from the Fund’s benchmark index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.

Capital Cycle Risk: The Subadviser’s assessment of the capital cycle for a particular industry or company may be incorrect. Investing in companies at inopportune phases of the capital cycle can result in the Fund purchasing company stock at pricing levels that are higher than the market dynamics would support and therefore subject the Fund to greater risk that the stock price would decline rather than increase over time.

Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

		Small and Mid Cap Risk: The Fund’s performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Harbor Diversified International All Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.72%	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	424
One Year	rr_ExpenseExampleNoRedemptionYear01	87
Three Years	rr_ExpenseExampleNoRedemptionYear03	$ 424
Harbor Diversified International All Cap Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.72%	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	502
One Year	rr_ExpenseExampleNoRedemptionYear01	112
Three Years	rr_ExpenseExampleNoRedemptionYear03	$ 502
Harbor Diversified International All Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.72%	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 124
Three Years	rr_ExpenseExampleYear03	539
One Year	rr_ExpenseExampleNoRedemptionYear01	124
Three Years	rr_ExpenseExampleNoRedemptionYear03	$ 539
Harbor Diversified International All Cap Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.72%	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 82
Three Years	rr_ExpenseExampleYear03	409
One Year	rr_ExpenseExampleNoRedemptionYear01	82
Three Years	rr_ExpenseExampleNoRedemptionYear03	$ 409

[1]	Based on estimated amounts for the current fiscal year, restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.85%, 1.10%, 1.22% and 0.80% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
[3]	After Expense Reimbursement